Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Fair Values of Acquired Assets and Liabilities	The table below summarizes the fair values of acquired assets and liabilities assumed on the respective date of acquisition:
Recognized amounts of identifiable assets acquired and liabilities assumed:	Smart NX
Assets
Cash and cash equivalents	998
Accounts receivable	3,061
Property and equipment	172
Right-of-use asset	107
Brand (*)	1,935
Customer relationships (*)	1,685
Technology software (*)	2,581
Other current assets	5,545
Other non-current assets	1,204
Total—Assets	17,288
Liabilities
Accounts payable to suppliers	894
Labor obligations	776
Tax obligations	940
Lease liabilities	118
Loans and financing	40
Deferred tax	2,421
Other current liabilities	28
Provisions	1,184
Total—Liabilities	6,401
Goodwill	15,960
Net assets acquired	26,847

Schedule of Non-Current Liabilities Payable Under the Deferred and Contingent Consideration Arrangements	The Group’s current and non-current liabilities payable under the deferred and contingent consideration arrangements as of December 31, 2023, and 2022 are detailed as follows:
	Year ended December 31,
	2023	2022
Current deferred and contingent consideration:
Effecti	106,096	90,456
Leadlovers	44,021	46,937
Ipe	34,770	19,690
Datahub	23,088	20,377
Mercos	-	-
Onclick	19,102	17,512
Smart NX	-	-
Total current deferred and contingent consideration	227,077	194,972

Non-current deferred and contingent consideration:
Leadlovers	-	17,229
Ipe	-	11,612
Datahub	-	6,662
Onclick	-	4,481
Smart NX	5,000	-
Total non-current deferred and contingent consideration	5,000	39,984

Schedule of Deferred and Contingent Consideration Including Level 3 Fair Value Measurements	The following table shows a reconciliation of the beginning and ending balances of the deferred and contingent consideration including level 3 fair value measurements.
Balance on January 1, 2021	78,214
Initial recognition of deferred and contingent consideration relating to acquisitions	175,561
Initial recognition of deferred and fixed consideration relating to acquisitions	15,665
Payments	(10,500)
Contingent consideration adjustment	32,365
Balance on December 31, 2021	291,305
Payments	(9,898)
Contingent consideration adjustment	16,294
Derecognition of Mercos deferred and contingent consideration (note 5 and 17)	(62,745)
Balance on December 31, 2022	234,956
Initial recognition of deferred and contingent consideration relating to acquisitions	5,000
Payments	(6,215)
Deferred and contingent consideration converted to equity	(39,502)
Contingent consideration adjustment	13,212
Interest	24,626
Balance on December 31, 2023	232,077